Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Sep. 02, 2022	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates		€ 0	€ 30,237
Royalty certificates, undiscounted cash flows			0
Lease liabilities		1,212	1,856	€ 1,876	€ 2,363
Gross lease liabilities		1,238	1,906
Total financial liabilities		1,212	32,093
Financial liabilities, undiscounted cash flows		1,238	1,906
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows			0
Gross lease liabilities		1,096	1,340
Financial liabilities, undiscounted cash flows		1,096	1,340
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows			0
Gross lease liabilities		51	450
Financial liabilities, undiscounted cash flows		51	450
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows			0
Gross lease liabilities		91	116
Financial liabilities, undiscounted cash flows		91	116
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows			0
Gross lease liabilities		0	0
Financial liabilities, undiscounted cash flows		€ 0	€ 0
Royalty certificates
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificate, percentage of future sales	2.00%
Royalty certificate, maximum amount	€ 172,100